LEASES	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Leases
LEASES

NOTE 7 – LEASES

As of October 1, 2022 and January 1, 2022, as a result of the adoption of ASC 842, we recorded a right of use (“ROU”) lease asset of approximately $8,693 with a corresponding lease liability of approximately $9,487 and ROU of approximately $5,578 with a corresponding lease liability of approximately $5,574, respectively, based on the present value of the minimum rental payments of such leases. The Company’s finance leases are immaterial both individually and in the aggregate.

In September 2021, the Company entered into a new lease agreement for an office lease in New York for a term of 8 years. This resulted in increases to right of use assets and lease liabilities of $2,761. On May 18, 2022, the Company acquired Headway and assumed an office lease in North Carolina for a remaining term of six years and eight months. This resulted in increases to right of use assets of $1,635 and lease liabilities of $1,829. In April 2022, the Company entered into a new lease agreement for an office lease in London, England for a term of 10 years. This resulted in increases to right of use assets and lease liabilities of $2,048. In May 2022, the Company entered into a new lease agreement for an office lease in Redhill, England for a term of 10 years. This resulted in increases to right of use assets and lease liabilities of $1,555.

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

Quantitative information regarding the Company’s leases for the three months ended October 1, 2022 is as follows:

Lease Cost	Classification	Fiscal 2022
Operating lease cost	SG&A Expenses	1,285

Other information
Weighted average remaining lease term (years)		6.27
Weighted average discount rate		6.30%

Future Lease Payments
2022	$365
2023	1,688
2024	1,618
2025	1,531
2026	1,545
Thereafter	5,546
$12,293
Less: Imputed Interest	2,806
$9,487
Leases – Current	$1,010
Leases - Non current	$8,477

As most of the Company’s leases do not provide an implicit rate, we use the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. This methodology was deemed to yield a measurement of the Right of Use Asset and associated lease liability that was appropriately stated in all material respects.

NOTE 11 – LEASES

As of January 1, 2022 and January 2, 2021, as a result of the adoption of ASC 842, we recorded a right of use (“ROU”) lease asset of approximately $5,578 with a corresponding lease liability of approximately $5,574 and ROU of approximately $3,432 with a corresponding lease liability of approximately $3,437, respectively, based on the present value of the minimum rental payments of such leases. The Company’s finance leases are immaterial both individually and in the aggregate.

In September 2021, the Company entered into a new lease agreement for an office lease in New York for a term of 8 years. This resulted in increases to right of use assets and lease liabilities of $2,735.

Quantitative information regarding the Company’s leases for Fiscal 2021 is as follows:

Lease Cost	Classification	Fiscal 2021
Operating lease cost	SG&A Expenses	989
Other information
Weighted average remaining lease term (years)		3.93
Weighted average discount rate		6.68%

Future Lease Payments
2022	$1,102
2023	1,134
2024	947
2025	839
2026	839
Thereafter	2,105
$6,966
Less: Imputed Interest	1,392
$5,574

Leases – Current	$1,006
Leases - Non current	$4,568

As most of the Company’s leases do not provide an implicit rate, we use the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. This methodology was deemed to yield a measurement of the Right of Use Asset and associated lease liability that was appropriately stated in all material respects.